Statements of Changes in Stockholders' Equity - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additiona Paid-in Capital [Member]	Additional Accumulated Deficit [Member]	Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2017	$ 5,128,536			$ 4,940	$ 68,323,940	$ (53,331,434)		$ 20,125,982
Balance, shares at Dec. 31, 2017	9,140			4,939,639
Payout to stockholders for fractional shares					(3,256)			(3,256)
Issuance of Series B preferred shares upon closing of private placement		$ 4,570,848			792,037			5,362,885
Issuance of Series B preferred shares upon closing of private placement, shares		6,000
Commissions and offering costs of private placement		$ (390,449)			(122,081)			(512,530)
Deemed dividend of preferred stock	$ (1,054,886)		$ 1,880,000		(188,000)			637,114
Deemed dividend of preferred stock, shares	(1,880)		1,880
Stock-based compensation					645,823			645,823
Conversion of Series A preferred shares into common stock	$ (1,784,326)			$ 795	1,783,531
Conversion of Series A preferred shares into common stock, shares	(3,180)			795,000
Conversion of Series B preferred shares into common stock		$ (273,468)		$ 302	273,166
Conversion of Series B preferred shares into common stock, shares		(392)		301,923
Unrealized loss on investment in marketable debt securities							(923)	(923)
Net loss						(16,868,711)		(16,868,711)
Balance at Dec. 31, 2018	$ 2,289,324	$ 3,906,931	$ 1,880,000	$ 6,037	71,505,160	(70,200,145)	(923)	9,386,384
Balance, shares at Dec. 31, 2018	4,080	5,608	1,880	6,036,562
Payout to stockholders for fractional shares
Stock-based compensation					438,248			438,248
Conversion of Series A preferred shares into common stock	$ (2,289,324)			$ 1,020	2,288,304
Conversion of Series A preferred shares into common stock, shares	(4,080)			1,020,000
Conversion of Series B preferred shares into common stock				$ 2,890	$ 2,615,085
Conversion of Series B preferred shares into common stock, shares				2,890,396
Unrealized loss on investment in marketable debt securities								$ 923
Shareholders fractional adjustment, shares				(2)
Issuance of common shares from ATM Agreement				$ 8,126	$ 1,448,942			$ 1,457,068
Issuance of common shares from ATM Agreement, shares				8,126,375
Stock issuance costs of ATM Agreement					(49,626)			(49,626)
Conversion of Series C preferred shares into common stock			$ (1,640,000)	$ 1,000	1,639,000
Conversion of Series C preferred shares into common stock, shares			(1,640)	1,000,000
Settlement of RSUs				$ 35	(35)
Settlement of RSUs, shares				35,000
Change in unrealized loss on available-for-sale securities							923	923
Change in unrealized loss on available-for-sale securities, shares
Net loss						(10,133,018)		(10,133,019)
Balance at Dec. 31, 2019		$ 1,288,956	$ 240,000	$ 19,108	$ 79,885,078	$ (80,333,164)		$ 1,099,978
Balance, shares at Dec. 31, 2019		1,850	240	19,108,331